UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31,

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET MACRO OPPORTUNITIES FUND

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 47.8%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.0%
Goodyear Tire & Rubber Co., Senior Bonds	5.125%	11/15/23	200,000		$204,500

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., Senior Notes	4.700%	12/9/35	710,000		716,155
McDonald’s Corp., Senior Notes	4.875%	12/9/45	940,000		949,617

Total Hotels, Restaurants & Leisure					1,665,772

Household Durables - 0.1%
PulteGroup Inc., Senior Notes	6.375%	5/15/33	320,000		321,600
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	190,000		190,000	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	300,000		299,886	(a)

Total Household Durables					811,486

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	350,000		368,493
Netflix Inc., Senior Notes	5.875%	2/15/25	530,000		546,563	(a)

Total Internet & Catalog Retail					915,056

Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	360,000		356,400	(a)
CCO Safari II LLC, Senior Secured Notes	4.908%	7/23/25	5,770,000		5,775,718	(a)
CCO Safari II LLC, Senior Secured Notes	6.834%	10/23/55	3,280,000		3,265,591	(a)
Comcast Corp., Notes	6.450%	3/15/37	170,000		211,146
Comcast Corp., Senior Notes	6.500%	11/15/35	640,000		795,106
CSC Holdings LLC, Senior Bonds	5.250%	6/1/24	10,000		8,825
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	870,000		926,550
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	160,000		158,000
DISH DBS Corp., Senior Notes	5.875%	11/15/24	710,000		632,787
Time Warner Cable Inc., Debentures	7.300%	7/1/38	190,000		201,882
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	200,000		199,647
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	450,000		411,904

Total Media					12,943,556

TOTAL CONSUMER DISCRETIONARY					16,540,370

CONSUMER STAPLES - 3.7%
Beverages - 2.1%
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	3,280,000		3,324,237
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	2,540,000		2,573,315
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	4,740,000		4,908,621
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	3,020,000		3,110,911	(a)

Total Beverages					13,917,084

Food & Staples Retailing - 0.7%
CVS Health Corp., Senior Notes	3.875%	7/20/25	230,000		237,726
CVS Health Corp., Senior Notes	4.875%	7/20/35	480,000		498,296
CVS Health Corp., Senior Notes	5.750%	5/15/41	590,000		670,354
CVS Health Corp., Senior Notes	5.125%	7/20/45	920,000		988,519
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,140,000		1,201,275	(a)
Kroger Co., Senior Notes	5.150%	8/1/43	1,110,000		1,205,730

Total Food & Staples Retailing					4,801,900

Food Products - 0.3%
Fonterra Cooperative Group Ltd., Senior Notes	3.600%	1/29/19	1,000,000	CNY	145,239	(b)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	582,000		622,631	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	660,000		694,117	(a)
Mondelez International Inc., Senior Notes	4.000%	2/1/24	660,000		681,436

Total Food Products					2,143,423

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.6%
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,220,000	$2,034,656
Reynolds American Inc., Senior Notes	6.150%	9/15/43	400,000	455,116
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,520,000	1,685,850

Total Tobacco				4,175,622

TOTAL CONSUMER STAPLES				25,038,029

ENERGY - 8.2%
Energy Equipment & Services - 0.7%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,020,000	362,100
Ensco PLC, Senior Notes	5.200%	3/15/25	200,000	121,000
Halliburton Co., Senior Bonds	3.800%	11/15/25	970,000	909,287
Halliburton Co., Senior Notes	4.850%	11/15/35	1,250,000	1,150,625
Halliburton Co., Senior Notes	5.000%	11/15/45	1,590,000	1,417,789
Pacific Drilling SA, Senior Secured Notes	5.375%	6/1/20	920,000	220,800	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	540,000	377,325

Total Energy Equipment & Services				4,558,926

Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	1,260,000	837,952
Apache Corp., Senior Notes	4.750%	4/15/43	680,000	500,013
Apache Corp., Senior Notes	4.250%	1/15/44	2,140,000	1,468,192
Approach Resources Inc., Senior Notes	7.000%	6/15/21	1,350,000	266,760
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,170,000	874,575	(a)
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	1,340,000	525,950
Bonanza Creek Energy Inc., Senior Notes	5.750%	2/1/23	390,000	140,400
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	7.875%	4/15/22	1,320,000	214,500
California Resources Corp., Senior Notes	5.500%	9/15/21	760,000	152,000
California Resources Corp., Senior Notes	6.000%	11/15/24	3,930,000	746,700
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.750%	4/15/23	420,000	306,600	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	80,000	22,000
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	130,000	36,075
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	140,000	37,100
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	360,000	99,000
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	920,000	356,500	(a)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,310,000	789,275
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,890,000	3,633,237
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	19,838
Devon Energy Corp., Senior Notes	5.000%	6/15/45	540,000	357,444
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	5,050,000	3,838,000
Ecopetrol SA, Senior Notes	5.875%	9/18/23	3,410,000	2,999,777
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,880,000	1,504,000
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,902,000	1,316,564
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	1,060,000	450,500
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	700,000	245,000
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	950,000	779,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	930,000	641,700	(a)
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	340,000	252,450
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	5/15/19	720,000	97,200
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	770,000	86,640
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,610,000	402,500	*(c)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	1,410,000	800,175	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	460,000	235,474	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	1,060,000	827,308	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	4.875%	6/1/25	500,000		$390,524	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,320,000		181,500	(a)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	420,000		252,000
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	490,000		284,200
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	1,070,000		986,285
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,520,000		1,459,200	(a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	520,000		326,794
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	1,780,000		1,072,450
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	2,020,000		1,323,100
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	450,000		284,625
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	2,930,000		2,472,187
QEP Resources Inc., Senior Notes	5.250%	5/1/23	640,000		435,200
Range Resources Corp., Senior Notes	5.000%	8/15/22	650,000		507,000
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,360,000		1,101,600	(a)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,060,000		802,950
Rice Energy Inc., Senior Notes	7.250%	5/1/23	480,000		368,400
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000		896,800	(a)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	520,000		462,800
RSP Permian Inc., Senior Notes	6.625%	10/1/22	160,000		142,400	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	515,000		213,725
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,000,000		400,000
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	2,170,000		2,113,129	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,420,000		994,000	(a)
Shell International Finance BV, Senior Notes	4.375%	5/11/45	1,010,000		936,455
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	400,000		419,438	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	2,090,000		1,316,700	(d)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.750%	3/15/24	820,000		676,500	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	2,615,000		2,088,731	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,350,000		1,407,672	(a)
Vanguard Natural Resources LLC/VNR Finance Corp., Senior Notes	7.875%	4/1/20	400,000		63,000
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	370,000		240,269
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,490,000		953,600

Total Oil, Gas & Consumable Fuels					51,433,633

TOTAL ENERGY					55,992,559

FINANCIALS - 20.8%
Banks - 17.4%
Agricultural Development Bank of China Co., Ltd., Senior Bonds	3.280%	1/16/17	4,500,000	CNY	674,067	(b)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	2/16/16	1,000,000		745,000	(e)(f)
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Bonds	9.000%	5/9/18	1,800,000		1,881,000	(b)(e)(f)
Banco Santander SA, Junior Subordinated Bonds	6.375%	5/19/19	2,000,000		1,844,288	(b)(e)(f)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	5,500,000		5,591,850	(e)(f)
Bank of America Corp., Junior Subordinated Notes	5.200%	6/1/23	2,600,000		2,431,000	(e)(f)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	4,510,000		4,510,000	(e)(f)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	940,000		981,999	(e)(f)
Bank of America Corp., Senior Notes	5.000%	1/21/44	3,380,000		3,485,557

Bank of America Corp., Subordinated Notes	4.250%	10/22/26	3,170,000		3,125,455
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	690,000		677,063	(a)(e)(f)
BNP Paribas SA, Subordinated Notes	4.375%	9/28/25	1,160,000		1,125,855	(a)
CIT Group Inc., Senior Notes	5.500%	2/15/19	635,000		655,638	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,695,000		1,714,111
CIT Group Inc., Senior Notes	5.000%	8/1/23	1,840,000		1,838,850
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	3,230,000		3,040,237	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,720,000	$1,668,400	(e)(f)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	12,960,000	12,575,088	(e)(f)
Citigroup Inc., Senior Notes	8.125%	7/15/39	791,000	1,146,617
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,350,000	1,336,810
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,590,000	1,569,263
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	2,360,000	2,406,386
Compass Bank, Subordinated Notes	3.875%	4/10/25	490,000	453,784
Cooperatieve Rabobank U.A., Subordinated Notes	3.950%	11/9/22	1,470,000	1,504,858
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	1,990,000	2,220,723
Cooperatieve Rabobank U.A., Subordinated Notes	5.250%	8/4/45	1,750,000	1,836,030
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,030,000	1,029,382	(a)(e)(f)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	3,740,000	3,615,084	(a)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,600,000	1,536,000	(e)(f)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	860,000	828,705	(e)(f)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	1,090,000	1,074,978
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	2,040,000	2,086,292
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	200,000	191,821	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	2,100,000	2,000,460	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.125%	4/30/24	820,000	822,813	(e)(f)
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	2,130,000	2,123,316
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	750,000	769,179
Lloyds Banking Group PLC, Subordinated Notes	5.300%	12/1/45	2,550,000	2,587,459	(a)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	520,000	524,550	(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	1,370,000	1,478,859
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,080,000	1,150,317
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	400,000	424,121
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	11,890,000	11,936,371
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	680,000	674,748	(a)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,800,000	1,797,863	(a)
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	600,000	549,732	(a)(e)(f)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	3,870,000	3,775,812	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	610,000	611,039	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	2/29/16	9,960,000	9,511,800	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	180,000	181,575	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	660,000	695,706	(e)(f)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,870,000	1,887,976
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,960,000	3,044,165
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	520,000	504,639

Total Banks				118,454,691

Capital Markets - 2.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,700,000	3,648,252
Credit Suisse NY, Senior Notes	2.300%	5/28/19	500,000	502,426
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	2/29/16	2,230,000	1,471,800	(e)(f)
Goldman Sachs Capital III, Preferred Securities	4.000%	2/29/16	1,020,000	673,200	(e)(f)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	570,000	564,163
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	610,000	607,998
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,700,000	1,962,567
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	4,590,000	4,473,882

Total Capital Markets				13,904,288

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	240,000	$270,000
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	960,000	993,600

Total Consumer Finance				1,263,600

Diversified Financial Services - 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	333,000	323,843
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	920,000	926,900	(a)
General Electric Capital Corp., Senior Notes	5.875%	1/14/38	870,000	1,072,311
ILFC E-Capital Trust I, Junior Subordinated Notes	4.490%	12/21/65	740,000	664,150	(a)(e)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	640,000	662,400
Toll Road Investors Partnership II LP, Senior Bonds	0.000%	2/15/38	200,000	46,184	(a)
Toll Road Investors Partnership II LP, Senior Notes	0.000%	2/15/24	1,020,000	631,022	(a)

Total Diversified Financial Services				4,326,810

Insurance - 0.6%
ACE INA Holdings Inc., Senior Notes	3.350%	5/3/26	330,000	336,818
ACE INA Holdings Inc., Senior Notes	4.350%	11/3/45	1,060,000	1,108,835
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	2,670,000	2,773,471	(a)

Total Insurance				4,219,124

Thrifts & Mortgage Finance - 0.0%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	230,000	215,912	(a)

TOTAL FINANCIALS				142,384,425

HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie Inc., Senior Subordinated Notes	4.500%	5/14/35	250,000	244,477
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	400,000	392,451
Celgene Corp., Senior Notes	5.000%	8/15/45	1,180,000	1,176,938
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,140,000	1,164,520

Total Biotechnology				2,978,386

Health Care Equipment & Supplies - 0.5%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	1,420,000	1,171,500	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,170,000	982,800	(a)
Medtronic Inc., Senior Notes	4.625%	3/15/45	1,010,000	1,059,383

Total Health Care Equipment & Supplies				3,213,683

Health Care Providers & Services - 1.0%
Centene Escrow Corp., Senior Notes	5.625%	2/15/21	290,000	295,075	(a)
Centene Escrow Corp., Senior Notes	6.125%	2/15/24	180,000	184,950	(a)
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	1,240,000	1,246,975
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	680,000	668,950
HCA Inc., Senior Bonds	5.375%	2/1/25	220,000	222,475
HCA Inc., Senior Notes	5.875%	2/15/26	740,000	754,800
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,480,000	1,483,700
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	950,000	1,010,865
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,050,000	924,000

Total Health Care Providers & Services				6,791,790

Pharmaceuticals - 0.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,070,000	1,054,141
Baxalta Inc., Senior Notes	5.250%	6/23/45	480,000	475,486	(a)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	40,000	37,500	(a)
Pfizer Inc., Senior Notes	4.400%	5/15/44	700,000	725,437
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,580,000	1,490,137	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,820,000	$1,635,725	(a)

Total Pharmaceuticals				5,418,426

TOTAL HEALTH CARE				18,402,285

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	180,000	146,700	(a)

Air Freight & Logistics - 0.3%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	2,380,000	2,130,100	(a)

Airlines - 0.1%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	434,184	439,611	(a)

Commercial Services & Supplies - 0.2%
United Rentals North America Inc., Senior Notes	6.125%	6/15/23	690,000	664,125
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	410,000	378,225

Total Commercial Services & Supplies				1,042,350

TOTAL INDUSTRIALS				3,758,761

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.3%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	2,170,000	1,931,732

Internet Software & Services - 0.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	950,000	887,062	(a)(g)

IT Services - 0.8%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	1,420,000	596,400	(a)(d)
First Data Corp., Senior Notes	7.000%	12/1/23	800,000	806,000	(a)
Visa Inc., Senior Notes	4.150%	12/14/35	1,180,000	1,219,408
Visa Inc., Senior Notes	4.300%	12/14/45	2,740,000	2,827,968

Total IT Services				5,449,776

Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp., Senior Notes	4.900%	7/29/45	1,420,000	1,469,169
Micron Technology Inc., Senior Notes	5.500%	2/1/25	1,760,000	1,390,400

Total Semiconductors & Semiconductor Equipment				2,859,569

Software - 0.2%
Microsoft Corp., Senior Notes	4.750%	11/3/55	1,390,000	1,395,794

TOTAL INFORMATION TECHNOLOGY				12,523,933

MATERIALS - 1.3%
Chemicals - 0.2%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	1,670,000	1,617,812

Containers & Packaging - 0.2%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	1,512,531	1,391,529	(a)(g)

Metals & Mining - 0.9%
Alcoa Inc., Senior Notes	5.870%	2/23/22	780,000	689,812
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,020,000	958,800	(a)(e)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	650,000	563,875	(a)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	2,370,000	1,516,800
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,500,000	1,072,500	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	580,000	595,950	(a)(g)
Schaeffler Holding Finance BV, Senior Secured Notes	6.250%	11/15/19	320,000	333,600	(a)(g)

Total Metals & Mining				5,731,337

TOTAL MATERIALS				8,740,678

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.5%
AT&T Inc., Senior Notes	4.500%	5/15/35	1,880,000		$1,695,563
AT&T Inc., Senior Notes	4.750%	5/15/46	3,000,000		2,660,052
CenturyLink Inc., Senior Notes	5.625%	4/1/25	440,000		374,000
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	650,000		518,375
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	1,250,000		1,075,000
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	480,000		502,800
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	240,000		234,000	(a)
Telefonica Emisiones SAU, Senior Notes	4.570%	4/27/23	700,000		739,294
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	1,590,000		1,875,260
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	12,953,000		15,122,057
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	6,408,000		5,765,733

Total Diversified Telecommunication Services					30,562,134

Wireless Telecommunication Services - 0.3%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	1,070,000		1,051,275	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	80,000		56,400
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	540,000		550,800	(a)
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000		444,031

Total Wireless Telecommunication Services					2,102,506

TOTAL TELECOMMUNICATION SERVICES					32,664,640

UTILITIES - 1.5%
Electric Utilities - 0.8%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000		1,895,907	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	3,150,000		3,891,469

Total Electric Utilities					5,787,376

Independent Power and Renewable Electricity Producers - 0.7%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	4,871,472		4,676,613

TOTAL UTILITIES					10,463,989

TOTAL CORPORATE BONDS & NOTES (Cost - $360,791,873)					326,509,669

ASSET-BACKED SECURITIES - 2.5%
Aegis Asset Backed Securities Trust, 2003-3 M2	2.902%	1/25/34	802,755		748,307	(e)
Citigroup Mortgage Loan Trust Inc., 2006-WFH2 M1	0.697%	8/25/36	760,000		611,480	(e)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	1,790,000		1,747,398	(a)(h)
Earnest Student Loan Investment Trust	4.050%	5/25/39	1,217,039		1,203,652	(a)(d)
Earnest Student Loan Investment Trust	3.850%	11/25/39	289,300		297,979	(a)(d)
EMC Mortgage Loan Trust, 2005-A M1	1.072%	5/25/43	390,000		312,117	(a)(e)
Magnus-Relda Holding Vier GmbH, 1A JNR	7.000%	10/28/24	784,000	EUR	857,801	(a)(h)
Nelnet Student Loan Trust, 2008-3 A4	2.043%	11/25/24	2,257,850		2,261,612	(e)
Park Place Securities Inc., Pass -Through Certificates, 2005-WHQ4 M2	0.917%	9/25/35	1,160,000		917,311	(e)
Residential Asset Mortgage Products Inc., 2006-RZ3 M1	0.777%	8/25/36	2,160,000		1,580,062	(e)
SLM Student Loan Trust, 2008-4 A4	2.269%	7/25/22	1,660,000		1,662,102	(e)
SLM Student Loan Trust, 2008-5 A4	2.319%	7/25/23	1,780,000		1,791,155	(e)
Wells Fargo Home Equity Trust, 2005-3 M7	1.577%	11/25/35	4,109,000		3,095,857	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $17,549,334)					17,086,833

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
American Home Mortgage Assets, 2006-6 A1A	0.617%	12/25/46	832,282		527,510	(e)
Banc of America Alternative Loan Trust, 2005-4 CB7, IO	4.674%	5/25/35	963,123		122,181	(e)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.800%	4/10/49	1,060,000		1,053,051	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Bank of America Merrill Lynch Large Loan Inc., 2014-INMZ MZB	8.905%	12/15/19	1,000,000	$993,800	(a)(e)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW18 AJ	6.390%	6/11/50	250,000	241,496	(e)
BLCP Hotel Trust, 2014-CLMZ M	6.154%	8/15/29	986,790	930,114	(a)(e)
Carefree Portfolio Trust, 2014-CMZA MZA	6.403%	11/15/19	1,000,000	986,294	(a)(e)
Carefree Portfolio Trust, 2014-CMZB MZB	8.148%	11/15/29	1,000,000	982,687	(a)(e)
CitiMortgage Alternative Loan Trust, 2007-A5 1A4, IO	5.174%	5/25/37	4,700,817	877,016	(e)
Connecticut Avenue Securities, 2013-C01 M2	5.677%	10/25/23	1,140,000	1,169,209	(e)
Connecticut Avenue Securities, 2014-C01 M2	4.827%	1/25/24	400,000	389,610	(e)
Connecticut Avenue Securities, 2015-C03 2M2	5.427%	7/25/25	1,870,000	1,791,860	(a)(e)
Countrywide Alternative Loan Trust, 2005-J04 M2	1.067%	7/25/35	500,000	454,720	(e)
Credit Suisse Mortgage Trust, 2006-C3 AJ	6.007%	6/15/38	1,517,043	1,485,811	(e)
Credit Suisse Mortgage Trust, 2007-C3 AJ	5.889%	6/15/39	450,000	411,996	(e)
Credit Suisse Mortgage Trust, 2014-11R 14A1	0.622%	6/27/46	939,667	885,046	(a)(e)
Credit Suisse Mortgage Trust, 2015-8R 2A1	4.500%	6/27/36	3,037,323	3,061,021	(a)
Credit Suisse Mortgage Trust, 2015-Town MZ	9.157%	3/15/17	1,000,000	970,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B	8.377%	5/25/25	2,416,018	2,294,067	(e)
Federal National Mortgage Association (FNMA), 2014-M8 SA, IO	4.866%	5/25/18	11,328,878	523,004	(e)
Indymac IMSC Mortgage Loan Trust, 2007-HOA1 A22	0.607%	7/25/47	1,930,226	1,279,684	(e)
Indymac INDX Mortgage Loan Trust, 2006-AR11 5A1	3.038%	6/25/36	433,239	299,947	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.106%	4/15/45	540,000	474,633	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	1,230,000	957,054
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJS	5.386%	5/15/47	270,000	206,067	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	751,000	700,230	(e)
LB-UBS Commercial Mortgage Trust, 2007-C7 C	6.449%	9/15/45	270,000	255,190	(e)
Lehman Mortgage Trust, 2006-8 4A2, IO	7.324%	12/25/36	1,165,288	375,019	(e)
Lehman Mortgage Trust, 2006-9 3A2, IO	6.804%	1/25/37	1,590,510	565,504	(e)
Lehman Mortgage Trust, 2007-2 2A12, IO	6.264%	2/25/37	1,227,251	446,358	(e)
Lehman Mortgage Trust, 2007-4 2A2, IO	6.244%	5/25/37	3,468,839	1,173,377	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	975,000	864,094	(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	260,000	247,386	(e)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	1,070,000	876,371
Morgan Stanley Reremic Trust, 2015-R5 2B	0.647%	10/26/46	1,920,000	1,208,472	(a)(e)
Morgan Stanley Reremic Trust, 2015-R6 1B	0.682%	7/26/45	2,403,164	950,852	(a)(e)
Nomura Resecuritization Trust, 2015-6R 3A5	0.411%	5/26/46	2,300,000	1,339,681	(a)(e)
Residential Accredit Loans Inc., 2006-QS7 A5, IO	5.174%	6/25/36	1,712,169	326,678	(e)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	284,056	267,131
Residential Asset Securitization Trust, 2005-A15 2A11, IO	5.124%	2/25/36	2,857,019	588,314	(e)
Sequoia Mortgage Trust, 2004-3 M1	1.176%	5/20/34	281,268	256,867	(e)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	5.177%	10/25/24	1,140,000	1,102,604	(e)
Structured ARM Loan Trust, 2005-14 A1	0.737%	7/25/35	474,704	340,563	(e)
Structured Asset Mortgage Investments Inc., 2006-AR7 A1A	0.637%	8/25/36	835,218	633,418	(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	310,000	217,648	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	550,000		$226,309	(a)(e)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	240,000		235,178	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-4 CB9	0.827%	6/25/35	233,880		175,089	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $37,957,676)					36,740,211

MORTGAGE-BACKED SECURITIES - 0.1%
FNMA - 0.1%
Federal National Mortgage Association (FNMA) (Cost - $939,516)	3.500%	3/14/46	900,000		940,412	(i)

MUNICIPAL BONDS - 0.7%
Alabama - 0.2%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	6.500%	10/1/53	1,110,000		1,332,455

California - 0.1%
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Taxable, AGM	5.500%	3/1/33	380,000		411,794

Illinois - 0.2%
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	930,000		1,057,810
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	690,000		639,085

Total Illinois					1,696,895

Michigan - 0.1%
Michigan State Finance Authority Revenue, Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/27	450,000		535,230

New York - 0.1%
Port Authority of New York & New Jersey, Taxable	4.823%	6/1/45	840,000		870,005

TOTAL MUNICIPAL BONDS (Cost - $4,715,453)					4,846,379

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
France - 1.1%
Republic of France, Bonds (Cost - $8,233,559)	1.800%	7/25/40	5,095,428	EUR	7,719,904	(b)

SENIOR LOANS - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Pacific Drilling SA, Term Loan B	4.500%	6/3/18	369,054		96,569	(j)(k)(l)

Oil, Gas & Consumable Fuels - 0.1%
Magnum Hunter Resources Inc., DIP Term Loan	9.000%	9/15/16	385,000		383,075	(j)(k)

TOTAL SENIOR LOANS (Cost - $640,812)					479,644

SOVEREIGN BONDS - 26.7%
Argentina - 0.6%
Republic of Argentina, Senior Bonds	7.000%	4/17/17	3,860,000		3,889,089

Brazil - 4.7%
Federative Republic of Brazil, Notes	10.000%	1/1/21	25,199,000	BRL	5,171,307
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	14,720,000		10,120,000
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	66,255,000	BRL	16,009,483
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	880,000		737,880

Total Brazil					32,038,670

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
China - 1.3%
China Government Bond, Senior Bonds	4.000%	5/22/24	2,000,000	CNY	$306,100	(b)
China Government Bond, Senior Bonds	3.380%	11/21/24	11,000,000	CNY	1,616,148	(b)
China Government Bond, Senior Bonds	3.390%	5/21/25	9,000,000	CNY	1,305,313	(b)
China Government Bond, Senior Bonds	3.310%	11/30/25	10,500,000	CNY	1,538,651	(b)
China Government Bond, Senior Bonds	3.480%	6/29/27	23,500,000	CNY	3,433,080	(b)
China Government Bond, Senior Bonds	3.600%	6/27/28	2,000,000	CNY	294,616	(b)
China Government Bond, Senior Bonds	4.290%	5/22/29	5,000,000	CNY	781,631	(b)

Total China					9,275,539

Colombia - 0.9%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	7,046,000		6,147,635

Italy - 4.3%
Italy Buoni Poliennali Del Tesoro, Bonds	5.000%	9/1/40	18,745,000	EUR	29,604,796	(b)

Mexico - 8.4%
United Mexican States, Senior Bonds	6.500%	6/9/22	284,375,300	MXN	16,387,976
United Mexican States, Senior Bonds	8.500%	11/18/38	156,250,000	MXN	10,218,484
United Mexican States, Senior Bonds	7.750%	11/13/42	451,155,400	MXN	27,435,541
United Mexican States, Senior Notes	3.600%	1/30/25	1,390,000		1,350,038
United Mexican States, Senior Notes	4.600%	1/23/46	2,280,000		2,023,500

Total Mexico					57,415,539

Poland - 2.3%
Republic of Poland, Bonds	4.000%	10/25/23	32,890,000	PLN	8,708,002
Republic of Poland, Bonds	3.250%	7/25/25	27,240,000	PLN	6,829,476

Total Poland					15,537,478

Russia - 2.0%
Russian Federal Bond, Bonds	8.150%	2/3/27	1,150,960,000	RUB	13,455,325

South Africa - 0.8%
Republic of South Africa, Senior Notes	5.875%	9/16/25	4,940,000		5,151,768

South Korea - 0.5%
Republic of Korea, Senior Bonds	3.500%	3/10/24	3,736,140,000	KRW	3,474,925

Turkey - 0.9%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	4,303,000		4,599,907
Republic of Turkey, Senior Notes	4.875%	4/16/43	1,980,000		1,764,675

Total Turkey					6,364,582

TOTAL SOVEREIGN BONDS (Cost - $217,534,920)					182,355,346

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.4%
U.S. Government Agencies - 0.8%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	5,590,000		5,254,684

U.S. Government Obligations - 10.6%
U.S. Treasury Bonds	3.625%	2/15/44	11,710,000		13,844,335
U.S. Treasury Bonds	2.500%	2/15/45	6,690,000		6,330,934
U.S. Treasury Bonds	3.000%	5/15/45	14,810,000		15,521,576
U.S. Treasury Notes	1.375%	1/31/21	32,320,000		32,383,121
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/44	1,441,000		651,044
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/44	8,250,000		3,655,509

Total U.S. Government Obligations					72,386,519

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $74,724,160)					77,641,203

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.1%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	365,162		422,913

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	552,758	$670,803
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	1,953,763	1,769,021
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	702,710	736,207
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	4,434,936	3,986,763

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $7,483,501)				7,585,707

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.0%
State Street Corp.	5.900%		111	2,986	(e)

Consumer Finance - 0.1%
GMAC Capital Trust I	8.125%		16,050	408,473	(e)

TOTAL PREFERRED STOCKS (Cost - $422,593)				411,459

		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.3%
British Pound Futures, Call @ $143.00		3/4/16	30	25,688
British Pound Futures, Call @ $144.00		3/4/16	10	5,125
Canadian Dollar Futures, Call @ $70.00		3/4/16	70	128,100
Canadian Dollar Futures, Call @ $72.00		3/4/16	20	14,000
Credit default swaption with BNP Paribas to buy protection on Markit CDX.NA.IG.24 Index, Put @ $150.00		2/17/16	43,680,000	3,426
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.25 Index, Call @ $99.00		3/16/16	9,930,000	141,472
Credit default swaption with BNP Paribas to sell protection on Markit CDX.NA.HY.25 Index, Call @ $99.00		4/20/16	7,300,000	121,712
Credit default swaption with Credit Suisse First Boston Inc. to sell protection on Markit CDX.NA.IG.25 Index, Call @ $105.00		4/20/16	29,570,000	123,386
Euro Bund Futures, Call @ $167.00		2/19/16	262	17,029
Euro Bund Futures, Call @ $170.00		2/19/16	1,400	15,166
Euro Currency Futures, Put @ $0.98		3/4/16	1	6
Euro Currency Futures, Put @ $0.99		3/4/16	218	4,088
Euro Currency Futures, Put @ $1.00		3/4/16	4	75
Euro-Bobl Futures, Put @ $128.75		2/19/16	273	1,479
Eurodollar 1-Year Mid Curve Futures, Call @ $98.75		3/11/16	243	221,737
Eurodollar 1-Year Mid Curve Futures, Call @ $98.88		3/11/16	50	31,562
Eurodollar Futures, Call @ $99.50		3/14/16	216	2,700
Eurodollar Futures, Call @ $99.75		6/13/16	214	1,338
Eurodollar Futures, Put @ $99.38		3/14/16	883	66,225
Eurodollar Futures, Put @ $99.88		3/14/16	1,033	6,456
U.S. Dollar/Mexican Peso, Put @ 17.25MXN		4/7/16	7,970,000	35,730
U.S. Dollar/Russian Ruble, Put @ 74.50RUB		2/10/16	7,090,000	121,338
U.S. Dollar/Russian Ruble, Put @ 75.50RUB		4/25/16	4,880,000	2,049
U.S. Treasury 2-Year Notes Futures, Call @ $109.70		2/19/16	458	14,313
U.S. Treasury 5-Year Notes Futures, Call @ $120.25		2/19/16	123	75,914
U.S. Treasury 5-Year Notes Futures, Put @ $113.20		2/19/16	616	4,813
U.S. Treasury 5-Year Notes Futures, Put @ $114.20		2/19/16	444	3,469
U.S. Treasury 5-Year Notes Futures, Put @ $115.00		3/24/16	282	2,256
U.S. Treasury 5-Year Notes Futures, Put @ $115.50		2/19/16	964	7,532
U.S. Treasury 5-Year Notes Futures, Put @ $116.20		2/19/16	12	94
U.S. Treasury 5-Year Notes Futures, Put @ $116.50		2/19/16	3,738	29,205
U.S. Treasury 5-Year Notes Futures, Put @ $119.75		2/19/16	102	7,969
U.S. Treasury 10-Year Notes Futures, Call @ $134.00		2/19/16	905	28,281
U.S. Treasury 10-Year Notes Futures, Call @ $136.00		2/19/16	3,866	60,406
U.S. Treasury 10-Year Notes Futures, Call @ $139.00		3/24/16	189	3,024
U.S. Treasury 10-Year Notes Futures, Put @ $126.50		2/19/16	33	1,031

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		EXPIRATION DATE	CONTRACTS/ NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Put @ $127.50		2/19/16	59	$5,531
U.S. Treasury 10-Year Notes Futures, Put @ $127.50		3/24/16	214	93,625
U.S. Treasury 10-Year Notes Futures, Put @ $129.00		2/19/16	95	38,570
U.S. Treasury 10-Year Notes Futures, Put @ $129.50		2/19/16	188	117,500
U.S. Treasury Long-Term Bonds Futures, Put @ $140.00		3/24/16	193	3,088
U.S. Treasury Long-Term Bonds Futures, Put @ $142.00		2/19/16	2,089	32,641
U.S. Treasury Long-Term Bonds Futures, Put @ $143.00		2/19/16	1,740	27,187
U.S. Treasury Long-Term Bonds Futures, Put @ $145.00		2/19/16	25	391

TOTAL PURCHASED OPTIONS (Cost - $1,525,181)				1,646,727

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $732,518,578)				663,963,494

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $18,086,589)	0.194%		18,086,589	18,086,589

TOTAL INVESTMENTS - 99.9% (Cost - $750,605,167#)				682,050,083
Other Assets in Excess of Liabilities - 0.1%				877,958

TOTAL NET ASSETS - 100.0%				$682,928,041

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	The coupon payment on these securities is currently in default as of January 31, 2016.

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(i)	This security is traded on a to-be-announced (“TBA”) basis. At January 31, 2016, the Fund held TBA securities with a total cost of $939,516.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of January 31, 2016.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.
ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
CLO	— Collateral Loan Obligation
CNY	— Chinese Yuan Renminbi
DIP	— Debtor-in-Possession
EUR	— Euro
GO	— General Obligation
IO	— Interest Only
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS/ NOTIONAL AMOUNT	VALUE
Australian Dollar Futures, Call	2/5/16	$73.00		10	$250
Australian Dollar Futures, Call	3/4/16	74.00		20	2,600
Australian Dollar Futures, Call	3/4/16	73.50		40	7,200
Australian Dollar Futures, Call	3/4/16	72.00		20	9,600
Australian Dollar Futures, Call	3/4/16	70.00		40	55,600
Canadian Dollar Futures, Call	3/4/16	74.00		20	4,000
Canadian Dollar Futures, Call	3/4/16	71.00		20	23,600
Euro Currency Futures, Call	2/5/16	1.12		51	956
Euro Currency Futures, Call	2/5/16	1.10		60	7,500
Euro Currency Futures, Call	2/5/16	1.09		76	29,450
Euro Currency Futures, Call	3/4/16	1.09		100	118,750
Euro Currency Futures, Call	3/4/16	1.10		176	132,000
Euro Currency Futures, Put	2/5/16	1.05		101	1,894
Euro Currency Futures, Put	2/5/16	1.06		87	4,894
Euro Currency Futures, Put	2/5/16	1.07		279	48,825
Euro Currency Futures, Put	2/5/16	1.09		72	83,700
Euro Currency Futures, Put	2/5/16	1.08		277	138,500
Euro Currency Futures, Put	3/4/16	1.08		30	39,375
Euro Currency Futures, Put	3/4/16	1.07		91	75,075
Euro Currency Futures, Put	3/4/16	1.06		174	87,000
Eurodollar Futures, Call	6/13/16	99.25		57	17,456
Eurodollar Futures, Call	6/13/16	99.00		83	68,475
Eurodollar Futures, Put	3/14/16	99.25		1,106	6,912
Japanese Yen Futures, Call	2/5/16	82.00		103	114,588
Japanese Yen Futures, Call	3/4/16	84.00		29	18,487
Japanese Yen Futures, Put	2/5/16	84.00		30	55,500
Japanese Yen Futures, Put	3/4/16	83.00		118	175,525
U.S. Dollar/Brazilian Real, Put	3/21/16	3.85	BRL	14,970,000	110,494
U.S. Dollar/Euro, Put	3/3/16	1.08		7,938,842	97,505
U.S. Dollar/Mexican Peso, Call	4/7/16	18.60	MXN	7,970,000	127,679
U.S. Dollar/Mexican Peso, Put	2/18/16	18.28	MXN	10,200,000	1,577
U.S. Dollar/Mexican Peso, Put	3/10/16	16.67	MXN	14,500,000	7,098
U.S. Dollar/Russian Ruble, Call	2/12/16	80.75	RUB	7,090,000	40,044
U.S. Dollar/Russian Ruble, Call	4/25/16	90.25	RUB	4,880,000	662
U.S. Treasury 5-Year Notes Futures, Call	2/19/16	119.00		51	86,461
U.S. Treasury 5-Year Notes Futures, Call	2/19/16	118.75		245	474,688
U.S. Treasury 5-Year Notes Futures, Put	2/19/16	118.50		150	1,172
U.S. Treasury 5-Year Notes Futures, Put	2/19/16	118.00		198	1,547
U.S. Treasury 5-Year Notes Futures, Put	2/19/16	119.00		150	3,516
U.S. Treasury 5-Year Notes Futures, Put	3/24/16	119.75		145	50,977
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	130.50		190	62,320
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	129.50		200	140,625
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	130.00		528	255,750
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	127.50		176	382,250
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	126.50		134	416,656
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	129.00		438	431,156
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	128.00		408	707,625
U.S. Treasury 10-Year Notes Futures, Call	2/19/16	127.00		696	1,827,000
U.S. Treasury 10-Year Notes Futures, Call	3/24/16	129.00		99	108,306
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	123.50		27	422
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	126.00		148	2,312
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	128.00		19	2,969
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	125.00		268	4,187
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	127.00		520	24,375
U.S. Treasury 10-Year Notes Futures, Put	2/19/16	128.50		141	35,250
U.S. Treasury 10-Year Notes Futures, Put	3/24/16	126.50		33	7,734

See Notes to Schedule of Investments.

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SCHEDULE OF WRITTEN OPTIONS (continued)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Put	3/24/16	127.00	203	63,437
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	165.00	46	21,574
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	163.00	73	68,437
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	159.00	49	140,109
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	162.00	114	146,063
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	161.00	169	290,469
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	160.00	139	312,750
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	157.00	77	336,875
U.S. Treasury Long-Term Bonds Futures, Call	2/19/16	158.00	425	1,520,703
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	148.00	142	2,219
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	152.00	71	3,328
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	151.00	123	3,844
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	155.00	89	12,516
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	159.00	24	19,875
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	153.00	416	26,000
U.S. Treasury Long-Term Bonds Futures, Put	2/19/16	158.00	299	163,516
U.S. Treasury Long-Term Bonds Futures, Put	3/24/16	155.00	52	48,750
U.S. Treasury Long-Term Bonds Futures, Put	3/24/16	157.00	72	111,375

TOTAL WRITTEN OPTIONS (Premiums received - $7,807,117)				$10,031,909

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$326,509,669	—	$326,509,669
Asset-backed securities	—	12,980,003	$4,106,830	17,086,833
Collateralized mortgage obligations	—	35,770,211	970,000	36,740,211
Mortgage-backed securities	—	940,412	—	940,412
Municipal bonds	—	4,846,379	—	4,846,379
Non-U.S. Treasury inflation protected securities	—	7,719,904	—	7,719,904
Senior loans	—	96,569	383,075	479,644
Sovereign bonds	—	182,355,346	—	182,355,346
U.S. government & agency obligations	—	77,641,203	—	77,641,203
U.S. Treasury inflation protected securities	—	7,585,707	—	7,585,707
Preferred stocks	$411,459	—	—	411,459
Purchased options	1,096,135	550,592	—	1,646,727

Total long-term investments	$1,507,594	$656,995,995	$5,459,905	$663,963,494

Short-term investments	$18,086,589	—	—	$18,086,589

Total investments	$19,594,183	$656,995,995	$5,459,905	$682,050,083

Other financial instruments:
Futures contracts	$16,436,035	—	—	$16,436,035
Forward currency contracts	—	$2,374,952	—	2,374,952
Centrally cleared credit default swaps on credit indices - sell protection	—	22,337	—	22,337

Total other financial instruments	$16,436,035	$2,397,289	—	$18,833,324

Total	$36,030,218	$659,393,284	$5,459,905	$700,883,407

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$9,646,850	$385,059	—	$10,031,909
Futures contracts	12,629,520	—	—	12,629,520
Forward currency contracts	—	3,744,966	—	3,744,966
Centrally cleared credit default swaps on credit indices - sell protection	—	884,294	—	884,294
Centrally cleared interest rate swaps	—	12,835,250	—	12,835,250
OTC credit default swaps on sovereign issues - sell protection‡	—	129,377	—	129,377
OTC interest rate swaps‡	—	3,325,787	—	3,325,787

Total	$22,276,370	$21,304,733	—	$43,581,103

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premiums paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,621,443
Gross unrealized depreciation	(75,176,527)

Net unrealized depreciation	$(68,555,084)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	584	6/16	$144,590,010	$145,014,500	$424,490
90-Day Eurodollar	155	3/17	38,247,654	38,403,188	155,534
90-Day Eurodollar	296	6/17	72,918,112	73,263,700	345,588
Australian 10-Year Bonds	251	3/16	23,081,271	22,989,553	(91,718)
Australian Dollar	97	3/16	6,984,975	6,841,410	(143,565)
British Pound	44	3/16	3,960,481	3,916,550	(43,931)
Canadian Dollar	394	3/16	28,708,940	28,119,780	(589,160)
Euro BTP	234	3/16	35,300,216	35,473,711	173,495
Euro-Bobl	266	3/16	37,907,073	38,160,751	253,678
U.S. Treasury 2-Year Notes	2	3/16	436,350	437,250	900
U.S. Treasury 5-Year Notes	5,073	3/16	604,087,673	612,168,422	8,080,749
U.S. Treasury 10-Year Notes	42	6/16	5,392,762	5,421,938	29,176
U.S. Treasury Long-Term Bonds	2,157	3/16	340,844,127	347,344,406	6,500,279
U.S. Treasury Ultra Long-Term Bonds	6	3/16	1,000,895	997,125	(3,770)

					15,091,745

Contracts to Sell:
90-Day Eurodollar	1,848	3/16	459,126,107	459,112,500	13,607
90-Day Eurodollar	883	12/16	218,308,293	218,950,887	(642,594)
Euro	156	3/16	21,184,243	21,135,075	49,168
Euro Buxl 30-Year Bonds	260	3/16	43,536,944	45,803,240	(2,266,296)
Euro-Bund	941	3/16	162,314,414	166,516,648	(4,202,234)
Japanese 10-Year Bonds	116	3/16	142,407,774	144,126,874	(1,719,100)
Japanese Yen	785	3/16	81,494,965	81,085,594	409,371
U.S. Treasury 10-Year Notes	1,410	3/16	180,247,652	182,705,156	(2,457,504)
United Kingdom Long Gilt Bonds	102	3/16	17,017,628	17,487,276	(469,648)

					(11,285,230)

Net unrealized appreciation on open futures contracts					$3,806,515

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	8,846,590	USD	6,765,827	Bank of America N.A.	2/16/16	$(450,923)
EUR	570,000	USD	620,654	Bank of America N.A.	2/16/16	(2,968)
EUR	2,000,000	USD	2,141,632	Bank of America N.A.	2/16/16	25,685
EUR	900,000	USD	988,007	Bank of America N.A.	2/16/16	(12,714)
JPY	197,222,582	USD	1,624,413	Bank of America N.A.	2/16/16	5,044

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	3,220,604	USD	825,585	Bank of America N.A.	2/16/16	$(36,416)
USD	6,100,928	CAD	8,846,590	Bank of America N.A.	2/16/16	(213,976)
USD	25,690,489	CNY	164,637,500	Bank of America N.A.	2/16/16	689,730
USD	18,060,703	EUR	16,506,908	Bank of America N.A.	2/16/16	172,852
USD	534,797	EUR	500,000	Bank of America N.A.	2/16/16	(7,033)
USD	1,070,885	EUR	1,000,000	Bank of America N.A.	2/16/16	(12,773)
USD	1,597,941	EUR	1,500,000	Bank of America N.A.	2/16/16	(27,547)
USD	1,518,468	EUR	1,400,000	Bank of America N.A.	2/16/16	1,346
USD	6,752,208	JPY	817,770,000	Bank of America N.A.	2/16/16	(4,223)
USD	1,649,776	JPY	200,000,000	Bank of America N.A.	2/16/16	(2,628)
EUR	300,000	USD	326,152	Citibank, N.A.	2/16/16	(1,055)
EUR	6,000,908	USD	6,540,210	Citibank, N.A.	2/16/16	(37,275)
JPY	947,741,462	USD	7,723,865	Citibank, N.A.	2/16/16	106,392
NOK	45,350,000	USD	5,310,008	Citibank, N.A.	2/16/16	(87,073)
RUB	280,559,700	USD	3,646,000	Citibank, N.A.	2/16/16	56,412
USD	741,170	AUD	1,082,849	Citibank, N.A.	2/16/16	(24,701)
USD	70,404	AUD	101,001	Citibank, N.A.	2/16/16	(1,031)
USD	21,807,976	EUR	20,014,294	Citibank, N.A.	2/16/16	119,315
USD	532,513	EUR	500,000	Citibank, N.A.	2/16/16	(9,316)
USD	317,949	EUR	300,000	Citibank, N.A.	2/16/16	(7,149)
USD	109,727	EUR	100,000	Citibank, N.A.	2/16/16	1,361
USD	551,896	EUR	500,000	Citibank, N.A.	2/16/16	10,066
USD	545,210	EUR	500,000	Citibank, N.A.	2/16/16	3,381
USD	3,540,963	JPY	430,752,827	Citibank, N.A.	2/16/16	(17,925)
USD	165,511	JPY	20,000,000	Citibank, N.A.	2/16/16	271
USD	255,939	JPY	30,000,000	Citibank, N.A.	2/16/16	8,078
USD	3,646,000	RUB	281,407,395	Citibank, N.A.	2/16/16	(67,599)
CAD	7,230,000	USD	5,488,166	Royal Bank of Canada	2/16/16	(327,221)
MXN	66,886,782	USD	3,594,286	Citibank, N.A.	2/22/16	88,620
MXN	62,497,490	USD	3,620,000	Bank of America N.A.	3/14/16	(183,850)
BRL	16,113,708	USD	3,892,200	Bank of America N.A.	3/23/16	76,036
USD	3,745,900	MXN	66,796,889	Barclays Bank PLC	4/11/16	80,594
INR	1,649,540,125	USD	24,342,066	Bank of America N.A.	4/12/16	(329,046)
RUB	69,676,308	USD	892,485	Bank of America N.A.	4/12/16	13,393
RUB	272,960,000	USD	3,496,349	Bank of America N.A.	4/12/16	52,467
USD	777,903	EUR	714,000	Bank of America N.A.	4/12/16	2,961
USD	1,923,736	GBP	1,334,047	Bank of America N.A.	4/12/16	22,562
USD	70,784	GBP	50,000	Bank of America N.A.	4/12/16	(472)
USD	92,733	GBP	65,000	Bank of America N.A.	4/12/16	100
USD	33,286	JPY	3,903,169	Bank of America N.A.	4/12/16	986
USD	297,372	PLN	1,199,094	Bank of America N.A.	4/12/16	3,813
USD	6,696,063	SGD	9,572,357	Bank of America N.A.	4/12/16	(13,019)
JPY	2,248,786,000	USD	19,155,037	Barclays Bank PLC	4/12/16	(545,573)
USD	742,873	BRL	3,100,975	Barclays Bank PLC	4/12/16	(16,062)
USD	6,658,688	BRL	27,820,000	Barclays Bank PLC	4/12/16	(149,998)
USD	16,006,708	CNY	107,373,000	Barclays Bank PLC	4/12/16	(243,425)
USD	8,992,774	EUR	8,254,000	Barclays Bank PLC	4/12/16	34,270
USD	3,672,906	PLN	14,705,399	Barclays Bank PLC	4/12/16	72,768
USD	4,331,946	PLN	17,880,000	Barclays Bank PLC	4/12/16	(45,390)
USD	2,246,732	ZAR	37,765,773	Barclays Bank PLC	4/12/16	(99,045)
COP	12,122,820,000	USD	3,573,039	Citibank, N.A.	4/12/16	89,998
IDR	105,377,479,000	USD	7,415,727	Citibank, N.A.	4/12/16	129,715
PEN	3,536,000	USD	1,016,092	Citibank, N.A.	4/12/16	(7,301)
USD	15,665,570	CNY	104,740,000	Citibank, N.A.	4/12/16	(186,078)
USD	8,078,475	CNY	53,956,135	Citibank, N.A.	4/12/16	(87,399)
USD	7,968,681	COP	26,296,647,558	Citibank, N.A.	4/12/16	22,874
USD	17,078,303	EUR	15,700,000	Citibank, N.A.	4/12/16	38,260

Notes to Schedule of Investments (unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,252,105	KRW	25,725,673,027	Citibank, N.A.	4/12/16	$(169,635)
USD	7,145,497	KRW	8,711,790,000	Citibank, N.A.	4/12/16	(108,801)
USD	17,572,462	MXN	315,684,002	Citibank, N.A.	4/12/16	251,318
USD	4,671,461	PEN	16,193,620	Citibank, N.A.	4/12/16	51,558
USD	2,785,900	PLN	11,152,932	Citibank, N.A.	4/12/16	55,467
USD	3,746,997	TRY	11,540,000	Citibank, N.A.	4/12/16	(80,543)
ZAR	37,764,970	USD	2,258,468	Citibank, N.A.	4/12/16	87,259
USD	2,196,000	RUB	179,496,209	Citibank, N.A.	4/26/16	(127,783)

Total						$(1,370,014)

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RUB	— Russian Ruble
SGD	— Singapore Dollar
TRY	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Rand

At January 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT*,2		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Chicago Mercantile Exchange (Markit CDX.NA.IG.25 Index)	5,260,000		12/20/20	1.000% quarterly	$4,106	$29,011	$(24,905)
Chicago Mercantile Exchange (Markit CDX.NA.HY.25 Index)	11,080,000		12/20/20	5.000% quarterly	(28,808)	(51,145)	22,337
Chicago Mercantile Exchange (Markit CDX.NA.IG.24 Index)	57,460,000		6/20/20	1.000% quarterly	12,335	436,331	(423,996)
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	8,386,610	EUR	12/20/19	5.000% quarterly	485,270	820,237	(334,967)
InterContinental Exchange (Markit ITRX.EUR.XOVER Index)	11,400,000	EUR	12/20/20	5.000% quarterly	697,741	798,167	(100,426)

Total					$1,170,644	$2,032,601	$(861,957)

Notes to Schedule of Investments (unaudited) (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	250,280,000		4/27/16	0.455%**	FEDL01**	—	$(17,842)
Chicago Mercantile Exchange	500,560,000		4/27/16	0.460%**	FEDL01**	—	(38,603)
Chicago Mercantile Exchange	510,590,000		4/27/16	0.461%**	FEDL01**	—	(40,122)
Chicago Mercantile Exchange	250,280,000		4/27/16	0.473%**	FEDL01**	—	(22,947)
Chicago Mercantile Exchange	27,200,000		8/31/22	1.897% semi-annually	3-Month LIBOR	—	(673,535)
Chicago Mercantile Exchange	437,745,000		11/30/22	1.900 semi-annually	3-Month LIBOR	$(591,473)	(8,824,803)
Chicago Mercantile Exchange	1,384,780,000	JPY	7/22/24	0.678% semi-annually	6-Month Japanese BBA LIBOR	—	(455,048)
Chicago Mercantile Exchange	8,316,000		2/15/41	2.720% semi-annually	3-Month LIBOR	(13,770)	(715,931)
Chicago Mercantile Exchange	33,600,000		11/4/45	2.591% semi-annually	3-Month LIBOR	—	(2,046,419)

Total						$(605,243)	$(12,835,250)

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JANUARY 31, 2016[4]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Deutsche Bank AG (Federative Republic of Brazil, 4.250%, due 1/7/25)	$413,000	1/6/20	4.62%	1.000% quarterly	$(64,068)	$(66,200)	$2,132
Deutsche Bank AG (Federative Republic of Brazil, 4.250%, due 1/7/25)	421,000	12/20/20	4.62%	1.000% quarterly	(65,309)	(67,807)	2,498

Total	$834,000				$(129,377)	$(134,007)	$4,630

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	145,220,000	BRL	1/4/21	BRL-CDI	12.487%**	—	$(3,325,787)

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Schedule of Investments (unaudited) (continued)

[4]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
JPY	— Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016